UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/1999 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC/ADV
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      05/11/1999

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIED BY THE SECURITIES EXCHNAGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                42
FORM 13F Information Table Value Total:                           148,543,289.71

List of other Included Managers:
 NONE
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR           INVEST DISCRETION  MANAGE VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              IN INSTR. V     SEE        (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER INST.V SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Buenaventura                  ADR     204448104          4,923,421.75           371,579.00 X                   1          X
CANTV                         ADR     204421101          1,446,997.50            79,560.00 X                   1                 X
China Tire                    COM     G2107X108            117,975.00            28,600.00 X                   1                 X
Compania Cervecerias Unidas   ADR     204429104          1,392,300.00            66,300.00 X                   1                 X
Copel (Cia. Par. de Energ.)   ADR     20441B407          2,700,000.00           360,000.00 X                   1          X
Cristales                     ADR     226714103          2,475,375.00           172,200.00 X                   1          X
ECI Telecommunications Ltd.   COM     268258100            231,595.00             6,617.00 X                   1                 X
ECI Telecommunications Ltd.   COM     268258100          4,308,500.00           123,100.00 X                   1          X
Endesa                        ADR     29244T101            388,265.63            27,610.00 X                   1                 X
Enersis                       ADR     29274F104          1,409,265.00            52,560.00 X                   1                 X
Enersis                       ADR     29274F104          1,959,993.75            73,100.00 X                   1          X
Femsa                         ADR     344419106          1,079,069.06            34,879.00 X                   1                 X
Femsa                         ADR     344419106         22,924,687.50           741,000.00 X                   1          X
Gener (fka Chilgener)         ADR     368731105            281,137.50            15,300.00 X                   1                 X
Gilat Satellite Networks Ltd. COM     M51474100            156,000.00             2,600.00 X                   1                 X
Grupo Casa Autrey             ADR     40048P104            857,412.50           167,300.00 X                   1          X
Grupo Televisa                GDR     40049J206         18,762,250.00           598,000.00 X                   1          X
Grupo Tribasa                 ADS     40049F105          1,204,873.44           771,119.00 X                   1          X
Gulf Indonesia                ADR     402284103          4,785,475.00           571,400.00 X                   1          X
Huaneng Power Int'l           ADR     443304100            204,712.50            20,600.00 X                   1                 X
ICA                           ADS     292448107          5,583,375.00         1,063,500.00 X                   1          X
India Fund                    COU     454089103            953,437.50           101,700.00 X                   1                 X
Indosat                       ADR     715680104          2,167,678.13           167,550.00 X                   1          X
Jardine Flemings India Fund   COU     471112102          1,403,500.00           200,500.00 X                   1                 X
Korea Fund                    COU     500634100          2,550,281.25           247,300.00 X                   1          X
Labchile                      ADS     50540H104            246,450.00            15,900.00 X                   1                 X
Labchile                      ADS     50540H104            776,550.00            50,100.00 X                   1          X
Masisa (Maderas y Sinteticos  ADR     574799102          3,022,500.00           390,000.00 X                   1          X
Nortel                        ADR     656567401          3,727,192.00           263,872.00 X                   1          X
Philippine Long Distance T.   ADR     718252604          1,679,106.38            64,893.00 X                   1          X
Pohang Iron and Steel         ADR     730450103             53,625.00             3,000.00 X                   1          X
Provida                       ADR     00709P108          4,353,750.00           232,200.00 X                   1          X
Quilmes Industrial            ADR     74838Y108            419,025.00            44,400.00 X                   1          X
SK Telecom                    ADR     78440P108          1,535,625.00           126,000.00 X                   1                 X
SK Telecom                    ADR     78440P108         17,472,121.88         1,433,610.00 X                   1          X
Southern Peru Ltd.            ADR     843611104            140,049.88            13,918.00 X                   1                 X
Telefonos de Chile            ADR     204449300          1,256,470.31            53,325.00 X                   1                 X
Telefonos de Chile            ADR     204449300          5,935,393.75           251,900.00 X                   1          X
Telkom                        ADR     715684106          4,653,112.50           729,900.00 X                   1          X
Tricom S.A.                   ADR     89612A100            484,275.00            58,700.00 X                   1          X
Vitro                         ADR     928502301            403,968.75            69,500.00 X                   1          X
YPF                           ADR     984245100         18,116,496.25           573,988.00 X                   1          X
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